INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

	2025	2024
Finished products	6,903,389	7,413,773
Work in progress	3,255,250	3,795,605
Raw materials	3,085,485	3,277,924
Storeroom supplies	1,054,641	1,350,468
Imports in transit	484,408	696,699
(-) Allowance for adjustments to net realizable value	(52,092)	(29,558)
	14,731,081	16,504,911

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are registered with impact on cost of sales, is as follows:

Balance as of January 1, 2023	(47,497)
Provision for the year	(59,783)
Reversal of adjustments to net realizable value	47,747
Exchange rate variation	1,361
Balance as of December 31, 2023	(58,172)
Provision for the year	(34,356)
Reversal of adjustments to net realizable value	67,493
Exchange rate variation	(4,523)
Balance as of December 31, 2024	(29,558)
Provision for the year	(59,291)
Reversal of adjustments to net realizable value	35,819
Acquisition of company control (Note 3.4)	(746)
Exchange rate variation	1,684
Balance as of December 31, 2025	(52,092)